INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2018
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS

16. INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS

Starting from 2015, following the changes in the Company’s organizational structure, the Company’s chief operating decision maker (“CODM”) is the management committee including its CEO, COO and a group of CEO and COO’s direct reports. The Company reports its financial performance based on the following reportable segments: Search and Portal, E-commerce, Taxi, Media Services and Classifieds. In 2018, Search and Portal segment also includes Search and Portal in Turkey and Yandex Launcher, previously reported in Other Bets and Experiments, and Yandex.Travel, previously reported in Classifieds. In 2018, Media Services were broken out from Other Bets and Experiments and now constitute a separate reportable segment. The results of the Company’s remaining operating segments, including Zen, Yandex.Cloud, Yandex.Health, Yandex.Drive, Yandex Data Factory and Geolocation Services, that do not meet the quantitative or the qualitative thresholds for disclosure, are combined into the other category defined as Other Bets and Experiments which is shown separately from the reportable segments and reconciling items. Previously Yandex.Cloud, Yandex.Health and Geolocation Services were a part of Search and Portal segment. Yandex.Drive is the Company’s car-sharing service, launched in February 2018. Segment results below have been restated for all periods presented to reflect these reclassifications.

Reportable segments derive revenues from the following services:

•

Search and Portal offers a broad range of services in Russia, Belarus, Kazakhstan and, for periods prior to the imposition of sanctions on Yandex by the government of Ukraine in May 2017, all services of the Company offered in Ukraine, among which are search, location-based, personalized and mobile services, that enable the Company’s users to find relevant and objective information quickly and easily and to communicate and connect over the internet, from both their desktops and mobile devices;

•

Taxi (including ride-sharing business, which consists of Yandex.Taxi as well as Uber in Russia and other countries, Food Delivery business, which includes Yandex.EATs, Uber.EATs and Food Party, meal kit subscription service, and the Self-Driving Cars division);

•	E-commerce — the Company’s Yandex.Market service for the period prior to April 27, 2018, the date of the completion of the Yandex.Market joint venture between Yandex and Sberbank of Russia;
• Classifieds (including Auto.ru, Yandex.Realty and Yandex.Jobs) which derives revenues from online advertising and listing fees; and

• Media Services (including KinoPoisk, Yandex.Music, Yandex.Afisha, Yandex.TV program, the Company’s production center Yandex.Studio and subscription service Yandex.Plus launched in Q1 and Q2 2018 respectively) which derives revenue from online advertising and transaction revenues, including music and video content subscriptions as well as event tickets sales.

The Company accounts for intersegment revenues as if the services were provided to third parties, that is, at the level approximating current market prices.

The measures of the segments’ profits and losses that are used by the CODM to assess segment performance and decide how to allocate resources are presented below. Each segment’s assets and capital expenditures are not reviewed by the CODM.

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Search and Portal:
Revenues from external customers	66,591	79,901	96,977	1,395.9
Intersegment revenues	2,990	4,295	6,528	94.0
Depreciation and amortization	(8,608)	(9,859)	(10,248)	(147.5)
Adjusted operating income	20,859	28,567	38,511	554.4
E-commerce:
Revenues from external customers	4,718	4,968	1,697	24.4
Intersegment revenues	—	—	—	—
Depreciation and amortization	(72)	(54)	(11)	(0.2)
Adjusted operating income	1,363	1,556	(273)	(3.9)
Classifieds:
Revenues from external customers	1,270	2,060	3,717	53.5
Intersegment revenues	—	—	—	—
Depreciation and amortization	(19)	(53)	(67)	(1.0)
Adjusted operating income	(90)	74	(205)	(3.0)
Taxi:
Revenues from external customers	2,313	4,891	19,213	276.6
Intersegment revenues	—	—	—	—
Depreciation and amortization	(39)	(46)	(745)	(10.7)
Adjusted operating income	(2,125)	(8,009)	(4,530)	(65.2)
Media Services:
Revenues from external customers	648	1,187	1,909	27.5
Intersegment revenues	—	—	—	—
Depreciation and amortization	(100)	(99)	(71)	(1.0)
Adjusted operating income	(433)	(507)	(845)	(12.2)
Other Bets and Experiments:
Revenues from external customers	385	1,047	4,144	59.7
Intersegment revenues	—	—	—	—
Depreciation and amortization	(769)	(1,128)	(995)	(14.3)
Adjusted operating loss	(2,572)	(3,466)	(4,194)	(60.4)
Eliminations:
Revenues from external customers	—	—	—	—
Intersegment revenues	(2,990)	(4,295)	(6,528)	(94.0)
Depreciation and amortization	—	—	—	—
Adjusted operating income	—	—	—	—
Total:
Revenues from external customers	75,925	94,054	127,657	1,837.6
Intersegment revenues	—	—	—	—
Depreciation and amortization	(9,607)	(11,239)	(12,137)	(174.7)
Adjusted operating income	17,002	18,215	28,464	409.7

The reconciliation between adjusted operating income and net income is as follows:

	2016	2017	2018	2018
	RUB	RUB	RUB	$

Adjusted operating income	17,002	18,215	28,464	409.7
Less: share-based compensation expense	(3,422)	(4,193)	(6,552)	(94.4)
Add: interest income	2,863	2,909	3,382	48.7
Less: interest expense	(1,208)	(897)	(945)	(13.6)
Less: other (loss)/income, net	(3,395)	(1,466)	2,922	42.0
Add: effect of Yandex.Market deconsolidation	—	—	28,244	406.6
Less: operating losses resulting from sanctions in Ukraine	—	(404)	—	—
Less: amortization of acquisition-related intangible assets	(488)	(379)	(1,007)	(14.4)
Less: compensation expense related to contingent consideration	(245)	(203)	(44)	(0.6)
Less: income tax expense	(4,324)	(4,926)	(8,603)	(123.9)
Net income	6,783	8,656	45,861	660.1

The Company’s revenues consist of the following:

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Online advertising revenues(1):
Yandex websites	52,888	65,149	78,696	1,132.8
Yandex ad network websites	19,691	22,251	24,041	346.1
Total online advertising revenues	72,579	87,400	102,737	1,478.9
Revenues of Taxi business	2,313	4,891	19,213	276.6
Other revenues	1,033	1,763	5,707	82.1
Total revenues	75,925	94,054	127,657	1,837.6
(1)

The Company records revenue net of VAT, sales agency commissions and bonuses and discounts. Because it is impractical to track commissions, bonuses and discounts for online advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions, bonuses and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

The following table sets forth long‑lived assets other than financial instruments and deferred tax assets by geographic area:

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Long-lived assets:
Russia	24,499	30,689	100,118	1,441.1
Finland	8,327	6,802	5,946	85.6
Rest of the world	1,546	587	900	13.0
Total long-lived assets	34,372	38,078	106,964	1,539.7

For information regarding revenue disaggregated by geography, see Note 2 — Summary of Significant Accounting Policies, Revenue Recognition.